Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [text block] [Abstract]
Schedule of consolidated operations
	2021					Total
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Underwriting revenues
Gross written premiums	239,531	282,037	24,014	545,582	—	545,582
Reinsurer’s share of insurance premiums	(61,808)	(101,165)	—	(162,973)	—	(162,973)
Net written premiums	177,723	180,872	24,014	382,609	—	382,609
Net change in unearned premiums	(10,209)	(26,865)	(337)	(37,411)	—	(37,411)
Net premiums earned	167,514	154,007	23,677	345,198	—	345,198

Underwriting deductions
Net policy acquisition expenses	(30,498)	(28,766)	(3,902)	(63,166)	—	(63,166)
Net claims and claim adjustment expenses	(86,196)	(72,599)	(17,397)	(176,192)	—	(176,192)
Net underwriting results	50,820	52,642	2,378	105,840	—	105,840

General and administrative expenses	—	—	—	—	(58,946)	(58,946)
Net investment income	—	—	—	—	16,034	16,034
Share of loss from associates	—	—	—	—	(7,248)	(7,248)
Impairment loss on insurance receivables	—	—	—	—	(5,181)	(5,181)
Other revenues	—	—	—	—	1,844	1,844
Other expenses	—	—	—	—	(2,693)	(2,693)
Change in fair value of derivative financial liability	—	—	—	—	690	690
Loss on foreign exchange	—	—	—	—	(4,897)	(4,897)
Profit (loss) before tax	50,820	52,642	2,378	105,840	(60,397)	45,443
Income tax	—	—	—	—	(1,747)	(1,747)
Profit for the year	50,820	52,642	2,378	105,840	(62,144)	43,696
	2020					Total
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Underwriting revenues
Gross written premiums	210,477	237,478	19,318	467,273	—	467,273
Reinsurer’s share of insurance premiums	(37,182)	(91,681)	—	(128,863)	—	(128,863)
Net written premiums	173,295	145,797	19,318	338,410	—	338,410
Net change in unearned premiums	(31,880)	(22,588)	(426)	(54,894)	—	(54,894)
Net premiums earned	141,415	123,209	18,892	283,516	—	283,516

Underwriting deductions
Net policy acquisition expenses	(27,079)	(24,316)	(3,095)	(54,490)	—	(54,490)
Net claims and claim adjustment expenses	(88,776)	(56,614)	(6,282)	(151,672)	—	(151,672)
Net underwriting results	25,560	42,279	9,515	77,354	—	77,354

General and administrative expenses	—	—	—	—	(46,923)	(46,923)
Net investment income	—	—	—	—	9,967	9,967
Share of loss from associates	—	—	—	—	(1,479)	(1,479)
Impairment loss on insurance receivables	—	—	—	—	(2,861)	(2,861)
Other revenues	—	—	—	—	372	372
Other expenses	—	—	—	—	(1,892)	(1,892)
Listing related expenses	—	—	—	—	(3,366)	(3,366)
Change in fair value of derivative financial liability	—	—	—	—	(4,418)	(4,418)
Gain on foreign exchange	—	—	—	—	2,572	2,572
Profit (loss) before tax	25,560	42,279	9,515	77,354	(48,028)	29,326
Income tax	—	—	—	—	(2,075)	(2,075)
Profit for the year	25,560	42,279	9,515	77,354	(50,103)	27,251
	2019					Total
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Underwriting revenues
Gross written premiums	150,975	180,331	17,986	349,292	—	349,292
Reinsurer’s share of insurance premiums	(21,970)	(75,169)	—	(97,139)	—	(97,139)
Net written premiums	129,005	105,162	17,986	252,153	—	252,153
Net change in unearned premiums	(30,753)	(5,609)	(247)	(36,609)	—	(36,609)
Net premiums earned	98,252	99,553	17,739	215,544	—	215,544

Underwriting deductions
Net policy acquisition expenses	(21,907)	(20,533)	(2,996)	(45,436)	—	(45,436)
Net claims and claim adjustment expenses	(61,667)	(41,858)	(14,538)	(118,063)	—	(118,063)
Net underwriting results	14,678	37,162	205	52,045	—	52,045

General and administrative expenses	—	—	—	—	(39,266)	(39,266)
Net investment income	—	—	—	—	13,374	13,374
Share of loss from associates	—	—	—	—	(376)	(376)
Impairment loss on insurance receivables	—	—	—	—	(629)	(629)
Other revenues	—	—	—	—	1,428	1,428
Other expenses	—	—	—	—	(2,195)	(2,195)
Listing related expenses	—	—	—	—	(4,832)	(4,832)
Gain on foreign exchange	—	—	—	—	5,704	5,704
Profit (loss) before tax	14,678	37,162	205	52,045	(26,792)	25,253
Income tax	—	—	—	—	(1,688)	(1,688)
Profit for the year	14,678	37,162	205	52,045	(28,480)	23,565

Schedule of non-current operating assets information by geography
	2021	2020
	USD ‘000	USD ‘000
Middle East	32,165	34,631
North Africa	301	72
UK	2,968	3,112
Asia	31	75
Europe	23	—
	35,488	37,890